EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 29.2%
Argentina : 0.5%
YPF SA 144A
9.00%, 02/12/26 (s) USD 56 $ 54,021
YPF SA Reg S
8.50%, 07/28/25 USD 298 267,457
9.00%, 02/12/26 (s) USD 90 87,126
408,604
Bahrain : 0.8%
Oil and Gas Holding Co.
BSCC Reg S
7.50%, 10/25/27 USD 601 612,221
Underline
Brazil : 2.4%
CSN Inova Ventures Reg S
6.75%, 01/28/28 USD 737 682,569
Petrobras Global Finance BV
6.00%, 01/27/28 USD 1,182 1,174,422
1,856,991
British Virgin Islands : 0.2%
Sino-Ocean Land Treasure
Finance I Ltd. Reg S
6.00%, 07/30/24 USD 3,005 196,827
Underline
Cayman Islands : 2.1%
CK Hutchison Europe
Finance 21 Ltd. Reg S
1.00%, 11/02/33 EUR 901 672,917
EDO Sukuk Ltd. 144A
5.88%, 09/21/33 USD 407 402,613
Siam Commercial Bank PCL
Reg S
4.40%, 02/11/29 USD 613 577,020
1,652,550
Chile : 1.5%
Cencosud SA Reg S
4.38%, 07/17/27 USD 629 578,724
Colbun SA Reg S
3.95%, 10/11/27 USD 629 581,366
1,160,090
China : 1.1%
Country Garden Holdings
Co. Ltd. Reg S
5.12%, 01/17/25 USD 1,298 90,860
6.50%, 04/08/24 USD 1,386 101,220
Longfor Group Holdings Ltd.
Reg S
3.85%, 01/13/32 USD 200 85,024
3.95%, 09/16/29 USD 446 216,331
4.50%, 01/16/28 USD 708 400,063
893,498
Colombia : 0.7%
Ecopetrol SA
8.88%, 01/13/33 USD 579 566,055
Underline
Hong Kong : 2.2%
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26 USD 433 305,373
5.05%, 01/27/27 USD 456 295,990
Huarong Finance 2017 Co.
Ltd. Reg S
Par
(000’s) Value
Hong Kong (continued)
4.75%, 04/27/27 USD 489 $ 419,430
Vanke Real Estate Hong
Kong Co. Ltd. Reg S
3.98%, 11/09/27 USD 354 249,609
Yanlord Land HK Co. Ltd.
Reg S
5.12%, 05/20/26 USD 756 444,415
1,714,817
India : 1.5%
Adani Renewable Energy RJ
Ltd./ Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62%, 10/15/39 USD 484 353,282
Adani Renewable Energy RJ
Ltd./ Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra Reg S
4.63%, 10/15/39 USD 506 369,518
JSW Hydro Energy Ltd. Reg S
4.12%, 05/18/31 USD 593 493,954
1,216,754
Indonesia : 0.7%
Star Energy Geothermal
Darajat II / Star Energy
Geothermal Salak Reg S
4.85%, 10/14/38 USD 325 277,369
Star Energy Geothermal
Wayang Windu Ltd. Reg S
6.75%, 04/24/33 USD 264 254,638
532,007
Luxembourg : 0.4%
Minerva Luxembourg SA
Reg S
4.38%, 03/18/31 USD 408 316,058
Underline
Mauritius : 0.6%
India Clean Energy Holdings
144A
4.50%, 04/18/27 USD 68 56,519
India Clean Energy Holdings
Reg S
4.50%, 04/18/27 † USD 521 433,038
489,557
Mexico : 4.8%
Corp. GEO SAB de CV Reg S
9.25%, 06/30/20 (d) * USD 380 8
Petroleos Mexicanos
6.49%, 01/23/27 USD 2,292 2,031,915
6.84%, 01/23/30 USD 2,250 1,759,823
3,791,746
Nigeria : 0.7%
SEPLAT Energy Plc 144A
7.75%, 04/01/26 USD 629 538,078
Underline
Qatar : 1.3%
Nakilat , Inc. Reg S
6.07%, 12/31/33 USD 485 492,026
Qatar Petroleum 144A

EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Qatar (continued)
2.25%, 07/12/31 USD 621 $ 498,862
990,888
Singapore : 1.9%
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 USD 162 161,846
Medco Laurel Tree Pte Ltd.
Reg S
6.95%, 11/12/28 USD 735 680,526
SingTel Group Treasury Pte
Ltd. Reg S
1.88%, 06/10/30 USD 277 222,830
2.38%, 08/28/29 USD 490 416,967
1,482,169
Thailand : 0.7%
GC Treasury Center Co. Ltd.
Reg S
4.40%, 03/30/32 USD 603 515,719
Underline
Turkey : 0.9%
WE Soda Investments
Holdings Plc 144A
9.50%, 10/06/28 USD 705 712,050
Underline
United Arab Emirates : 1.0%
Abu Dhabi National Energy
Co. PJSC 144A
4.70%, 04/24/33 USD 827 788,569
Underline
United Kingdom : 1.6%
AngloGold Ashanti Holdings
Plc
3.38%, 11/01/28 USD 682 574,310
Endeavor Mining Plc Reg S
5.00%, 10/14/26 USD 725 648,875
1,223,185
United States : 1.6%
AES Panama Generation
Holdings SRL Reg S
4.38%, 05/31/30 USD 759 647,325
Kosmos Energy Ltd. Reg S
7.12%, 04/04/26 USD 168 158,341
Stillwater Mining Co. Reg S
4.50%, 11/16/29 USD 590 455,217
1,260,883
Total Corporate Bonds
(Cost: $24,984,904) 22,919,316
GOVERNMENT OBLIGATIONS : 56.3%
Argentina : 1.6%
Argentine Republic
Government International
Bond
0.50%, 07/09/30 (s) USD 1,886 538,423
2.50%, 07/09/41 (s) USD 2,270 585,894
Provincia de Buenos Aires
Reg S
4.50%, 09/01/37 (s) USD 0
(e)
132
5.25%, 09/01/37 (s) USD 525 172,801
1,297,250
Par
(000’s) Value
Bahrain : 0.8%
Bahrain Government
International Bond 144A
7.75%, 04/18/35 USD 645 $ 645,687
Underline
Brazil : 4.9%
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/25 BRL 4,612 908,303
10.00%, 01/01/29 BRL 10,696 2,022,104
10.00%, 01/01/31 BRL 4,867 901,499
3,831,906
China : 1.4%
Asian Infrastructure
Investment Bank Reg S
2.75%, 03/12/24 PHP 6,200 107,748
4.25%, 01/27/27 PHP 60,500 1,018,494
1,126,242
Colombia : 0.9%
Colombia Government
International Bond
4.50%, 03/15/29 † USD 807 704,955
Underline
Costa Rica : 0.4%
Costa Rica Government
International Bond Reg S
6.12%, 02/19/31 USD 328 317,585
Underline
Czech Republic : 1.1%
Czech Republic Government
Bond
6.00%, 02/26/26 CZK 1,600 71,532
Czech Republic Government
Bond Reg S
1.00%, 06/26/26 CZK 4,210 164,620
2.40%, 09/17/25 CZK 14,370 591,378
827,530
Democratic Republic of the Congo : 2.0%
Congolese International
Bond Reg S
6.00%, 06/30/29 (s) USD 1,899 1,545,765
Underline
Dominican Republic : 2.4%
Dominican Republic
International Bond Reg S
9.75%, 06/05/26 DOP 103,991 1,850,253
Underline
Ecuador : 1.6%
Ecuador Government
International Bond Reg S
5.50%, 07/31/30 (s) USD 2,467 1,266,560
Underline
Gabon : 0.1%
Gabon Government
International Bond 144A
6.95%, 06/16/25 USD 66 59,070
Underline
Ghana : 0.6%
Ghana Government
International Bond Reg S
8.75%, 03/11/61 USD 1,143 490,512
Underline

Par
(000’s) Value
Hungary : 1.0%
Hungary Government
International Bond 144A
6.13%, 05/22/28 USD 756 $ 754,778
Underline
Indonesia : 2.5%
Indonesia Treasury Bond
6.38%, 04/15/32 IDR 22,704,000 1,434,502
7.00%, 09/15/30 IDR 7,601,000 498,140
1,932,642
Israel : 1.8%
Israel Government Bond
0.40%, 10/31/24 ILS 1,318 330,605
1.50%, 05/31/37 ILS 1,799 335,286
3.75%, 03/31/24 ILS 2,865 748,875
1,414,766
Ivory Coast : 0.1%
Ivory Coast Government
International Bond Reg S
5.75%, 12/31/32 (s) USD 86 76,589
Underline
Jamaica : 0.3%
Jamaica Government
International Bond
7.62%, 07/09/25 USD 245 247,564
Underline
Jordan : 0.4%
Jordan Government
International Bond 144A
4.95%, 07/07/25 USD 365 353,572
Underline
Kuwait : 0.5%
Kuwait International
Government Bond 144A
3.50%, 03/20/27 USD 185 175,610
Kuwait International
Government Bond Reg S
3.50%, 03/20/27 USD 212 201,240
376,850
Malaysia : 4.8%
Malaysia Government Bond
3.88%, 03/14/25 MYR 8,258 1,771,393
3.91%, 07/15/26 MYR 9,189 1,974,295
3,745,688
Mongolia : 0.6%
Mongolia Government
International Bond Reg S
4.45%, 07/07/31 USD 626 484,054
Underline
Morocco : 0.5%
Morocco Government
International Bond Reg S
2.00%, 09/30/30 EUR 500 426,129
Underline
Mozambique : 1.5%
Mozambique International
Bond Reg S
5.00%, 09/15/31 (s) USD 1,525 1,204,422
Underline
Oman : 0.8%
Oman Government
International Bond 144A
6.25%, 01/25/31 † USD 148 146,494
Par
(000’s) Value
Oman (continued)
Oman Government
International Bond Reg S
6.25%, 01/25/31 USD 515 $ 509,757
656,251
Paraguay : 0.6%
Paraguay Government
International Bond Reg S
4.95%, 04/28/31 USD 477 442,598
Underline
Peru : 3.9%
Peru Government Bond
5.40%, 08/12/34 PEN 9,938 2,241,957
6.15%, 08/12/32 PEN 3,391 833,893
3,075,850
Philippines : 1.0%
Philippine Government
International Bond
6.25%, 01/14/36 PHP 44,973 763,007
Underline
Poland : 1.6%
Republic of Poland
Government International
Bond
5.50%, 11/16/27 USD 1,288 1,293,088
Underline
Romania : 0.9%
Romania Government Bond
8.75%, 10/30/28 RON 3,195 736,318
Underline
Saudi Arabia : 1.6%
Saudi Government
International Bond 144A
4.75%, 01/18/28 USD 1,250 1,222,595
Underline
South Africa : 1.5%
Republic of South Africa
Government Bond
8.50%, 01/31/37 ZAR 29,874 1,155,751
Underline
South Korea : 2.2%
Korea Treasury Bond
3.25%, 03/10/28 KRW 1,285,000 927,318
3.38%, 03/10/25 KRW 1,072,000 790,405
1,717,723
Sri Lanka : 2.6%
Sri Lanka Government
International Bond Reg S
5.75%, 04/18/23 USD 2,336 1,127,627
Sri Lanka Treasury Bill
0.01%, 11/10/23 LKR 192,000 583,362
0.01%, 12/08/23 LKR 125,000 374,792
2,085,781
Suriname : 0.3%
Duriname Government
International Bond Reg S
12.88%, 12/30/23 USD 56 50,400
Suriname Government
International Bond Reg S
9.25%, 10/26/26 USD 174 150,075
200,475
Turkey : 2.5%
Turkey Government Bond

EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Par
(000’s) Value
Turkey (continued)
1.50%, 06/18/25 TRY 17,015 $ 776,957
Turkey Government
International Bond
9.88%, 01/15/28 USD 1,165 1,229,727
2,006,684
United Arab Emirates : 0.4%
Abu Dhabi Government
International Bond 144A
1.88%, 09/15/31 USD 180 143,581
Abu Dhabi Government
International Bond Reg S
1.88%, 09/15/31 USD 229 182,666
326,247
Uruguay : 2.1%
Uruguay Government
International Bond Reg S
8.50%, 03/15/28 UYU 36,248 917,667
Uruguay Monetary
Regulation Bill
0.00%, 05/31/24 ^ UYU 31,631 773,253
1,690,920
Uzbekistan : 0.2%
Republic of Uzbekistan
International Bond Reg S
3.90%, 10/19/31 USD 189 147,774
Underline
Zambia : 2.3%
Zambia Government Bond
13.00%, 12/17/28 ZMW 8,500 277,597
13.00%, 01/25/31 ZMW 43,644 1,281,823
13.00%, 12/27/31 ZMW 890 25,010
13.00%, 03/23/32 ZMW 7,500 205,353
1,789,783
Total Government Obligations
(Cost: $44,793,755) 44,291,214
Par
(000's) Value
SHORT-TERM INVESTMENTS : 7.9%
United States Treasury Obligations: 7.9%
United States Treasury Bill
5.20%, 10/03/23 2,022,000 $ 2,021,407
5.23%, 10/17/23 1,269,000 1,266,021
5.30%, 10/24/23 1,757,000 1,751,078
5.35%, 10/10/23 1,202,000 1,200,415
6,238,921
Number
of Shares
MONEY MARKET FUND : 5.7%
(Cost: $4,477,682)
Invesco Treasury Portfolio -
Institutional Class 4,477,692 4,477,692
Underline
Total Investments Before Collateral for
Securities Loaned: 99.1%
(Cost: $80,495,262) 77,927,143
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.3%
Money Market Fund: 1.3%
(Cost: $1,042,413)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,042,413 1,042,413
Total Investments: 100.4%
(Cost: $81,537,675) 78,969,556
Liabilities in excess of other assets: (0.4)% (303,353)
NET ASSETS: 100.0% $ 78,666,203
Schedule of Open Forward Foreign Currency Contracts - September 30, 2023
Counterparty
Currency to
be sold
Currency to
be purchased
Settlement
Dates
Unrealized
Appreciation
(Depreciation)
STATE STREET BANK AND TRUST
COMPANY USD 2,013,198 THB 70,461,953 10/5/2023 $(77,776)
STATE STREET BANK AND TRUST
COMPANY USD 2,239,502 COP 9,048,354,394 10/13/2023 $(27,513)
STATE STREET BANK AND TRUST
COMPANY USD 1,202,012 THB 42,911,819 10/18/2023 $(22,041)
STATE STREET BANK AND TRUST
COMPANY USD 787,339 THB 28,714,246 11/2/2023 $3,239

Footnotes:
Schedule of Open Forward Foreign Currency Contracts - September 30, 2023
Net unrealized depreciation on forward foreign currency contracts (124,091)
Definitions:
BRL Brazilian Real
CZK Czech Koruna
DOP Dominican Peso
EUR Euro
IDR Indonesian Rupiah
ILS Israeli Shekel
KRW Korean Won
LKR Sri Lanka Rupee
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
RON Romanian Leu
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
ZMW Zambian Kwacha
(s) The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
† Security fully or partially on loan. Total market value of securities on loan is $1,016,152.
* Non-income producing
(d) Security in default
(e) Amount is less than 1,000
^ Zero Coupon Bond
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $7,067,227, or 9.0% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Government 62.6% $ 48,780,515
Energy 11.5 8,920,873
Utilities 4.8 3,770,538
Financials 4.1 3,195,403
Basic Materials 4.0 3,133,523
Government Activity 2.2 1,749,620
Real Estate 2.0 1,592,269
Consumer Non-Cyclicals 1.2 894,782
Industrials 1.0 772,131
Technology 0.8 639,797
Money Market Fund 5.8 4,477,692
100.0% $ 77,927,143